CENTENNIAL MONEY MARKET TRUST
                      Supplement dated May 14, 1999 to the
                          Prospectus dated May 14, 1999


As of the date of this Prospectus, Class Y shares are not available.




May 14, 1999                                                  PS0150.005

                          CENTENNIAL MONEY MARKET TRUST
                      Supplement dated May 14, 1999 to the
             Statement of Additional Information dated May 14, 1999


As of the date of this Statement of Additional Information, Class Y shares are not available.




May 14, 1999                                                  PX0150.003